Insurance contracts and private pension (Details 6)	Dec. 31, 2023	Dec. 31, 2022
One Year [Member]
IfrsStatementLineItems [Line Items]
IGPM	5.56%	6.72%
IPCA	5.87%	6.86%
TR	9.35%	11.34%
Three Year [Member]
IfrsStatementLineItems [Line Items]
IGPM	4.91%	6.24%
IPCA	5.09%	6.06%
TR	9.10%	10.91%
Five Year [Member]
IfrsStatementLineItems [Line Items]
IGPM	5.25%	6.20%
IPCA	5.09%	5.98%
TR	9.32%	10.97%
Ten Year [Member]
IfrsStatementLineItems [Line Items]
IGPM	5.59%	6.33%
IPCA	5.20%	5.92%
TR	9.48%	11.02%
Twenty Year [Member]
IfrsStatementLineItems [Line Items]
IGPM	5.65%	6.44%
IPCA	5.31%	5.90%
TR	9.45%	11.06%